SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Accounting Policies [Line Items]
Dilutive instruments	4,362,293	1,927,302
Options
Accounting Policies [Line Items]
Dilutive instruments	400,000	0
Warrant
Accounting Policies [Line Items]
Dilutive instruments	3,962,293	1,927,302